Note 5 - Intangible Property: Schedule of Intangible Assets and Goodwill (Details) (USD $)	Nov. 30, 2014	Aug. 31, 2014
Details
Patents	$ 109,092	$ 109,092
Purchased Patents	1,467,500	1,467,500
Good wil1 Purchased	5,000	5,000
Amortization	$ (189,109)	$ (170,619)